Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Related Party Transaction [Line Items]
Related party expenses	$ 270	$ 577	$ 562
Proceeds from sale of Holdco stock	0	0	750
Affiliated Entity | Industrial Warehouse and Office Facility Lease Agreement - Manns
Related Party Transaction [Line Items]
Related party expenses	$ 351	$ 351	$ 350